Subsequent Event - Additional Information (Detail) (USD $)	0 Months Ended				1 Months Ended			3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended					1 Months Ended		9 Months Ended		0 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	2 Months Ended	0 Months Ended			0 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Mar. 12, 2013	Jan. 22, 2013	Jun. 26, 2014	May 29, 2014	Dec. 31, 2013	Mar. 31, 2013	Jun. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Aug. 31, 2013	Jul. 31, 2013	Jan. 22, 2013	Dec. 31, 2012	Jul. 24, 2013 Series B Warrants [Member]	Jan. 31, 2014 Subsequent Event [Member]	Sep. 30, 2014 Subsequent Event [Member] Placement Agent [Member]	Sep. 30, 2014 Lincoln Park Capital Fund, LLC [Member]	Dec. 11, 2013 Lincoln Park Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member]	Mar. 10, 2014 Lincoln Park Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member]	Sep. 30, 2014 Lincoln Park Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member]	Sep. 30, 2014 Lincoln Park Capital Fund, LLC [Member] Common Stock Purchase Agreement [Member]	Mar. 10, 2014 Lincoln Park Capital Fund, LLC [Member] Subsequent Event [Member] Common Stock Purchase Agreement [Member]	Oct. 14, 2014 Purchasers [Member] Subsequent Event [Member] Securities Purchase Agreement	Oct. 14, 2014 Purchasers [Member] Subsequent Event [Member] Securities Purchase Agreement Class Of Warrant Or Right [Member]	Oct. 14, 2014 Purchasers [Member] Subsequent Event [Member] Securities Purchase Agreement Scenario, Forecast [Member]	Oct. 14, 2014 Purchasers [Member] Subsequent Event [Member] Securities Purchase Agreement Private placement [Member]	Oct. 14, 2014 Purchasers [Member] Subsequent Event [Member] Securities Purchase Agreement Private placement [Member] Series A Warrants [Member]	Oct. 14, 2014 Purchasers [Member] Subsequent Event [Member] Securities Purchase Agreement Private placement [Member] Series B Warrants [Member]	Oct. 14, 2014 Purchasers [Member] Subsequent Event [Member] Securities Purchase Agreement Private placement [Member] Series C Warrants [Member]	Oct. 14, 2014 Purchasers [Member] Subsequent Event [Member] Series H Preferred Stock [Member] Securities Purchase Agreement	Oct. 14, 2014 Purchasers [Member] Subsequent Event [Member] Series H Preferred Stock [Member] Securities Purchase Agreement Private placement [Member]
Subsequent Event [Line Items]
Number of shares of common stock sold	4,444,445	6,000,000	5,000,000	10,125,000	5,500,000	3,333,333													9,866,666	1,666,666		0	8,200,000	3,800,000									2,500
Preferred stock, par value per share																																	$ 0.001
Preferred stock, stated value per share																																	$ 1,000
Convertible preferred stock, common stock shares issuable upon conversion																																	38,777,726
Convertible preferred stock, conversion price							$ 0.1500	$ 0.2000	$ 0.0667	$ 0.6447																							$ 0.06447
Warrant to purchase common stock			2,500,000				45,650,654				45,650,654			5,062,500															38,777,726	38,777,726	38,777,726
Warrants exercise price			$ 0.20									$ 0.25	$ 0.15	$ 0.20				$ 0.0921											$ 0.0921	$ 0.06447	$ 0.06447
Warrant, term			5 years	5 years							5 years					65 days		5 years 6 months											5 years 6 months	6 months	12 months
Aggregate initial gross proceeds																												$ 2,500,000
Common stock shares authorized pending approval							300,000,000			600,000,000	300,000,000				300,000,000												720,000,000
Percentage Of Common Stock Resale																										100.00%						200.00%
Effective date of registration statement for resale of shares sold in private placements																									Nov. 13, 2014
Effective date of declaration of registration statement for resale of shares sold in private placements																									Dec. 13, 2014
Date of placement agency engagement letter																		Sep. 23, 2014
Placement agent fee																		200,000
Adjustments to additional paid in capital, Warrant issued																		9,300,000
Reimbursement of fees and expenses																		50,000
Sale of common stock							10,250,000				10,250,000						10,250,000			10,250,000
Total number of shares of common stock sold																				1,666,666	3,800,000
Common stock sold																			$ 1,838,000	$ 250,000	$ 817,000		$ 1,588,000	$ 817,000